Organization and Nature of Operations - Schedule of Anti-Dilutive Shares Outstanding (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Total stock warrants	2,694